Allowance For Loan Losses	12 Months Ended
Dec. 31, 2011
Allowance For Loan Losses [Abstract]
Allowance For Loan Losses

Note 4 - Allowance for Loan Losses

Changes in the allowance for loan losses for the years ended December 31, 2011, 2010 and 2009 are presented below:

	2011	2010	2009
	(dollars in thousands)
Balance, beginning of year	$9,067	$5,276	$4,361
Charge-offs	(5,836)	(1,189)	(871)
Recoveries	133	44	54
Other	(5)	17	—
Provision charged against income	3,456	4,919	1,732

Balance, end of year	$6,815	$9,067	$5,276

The following tables is the breakout of allowance for loss by loan class at December 31, 2011 and 2010:

December 31, 2011

	Beginning Balance	Provisions	Other	Chargeoffs	Recoveries	Ending Balance
		(dollars in thousands)

Commercial	$966	$493	$—	$(336)	$4	$1,127
Real estate - commercial	2,240	335	—	(1,123)	7	1,459
Other real estate construction	2,157	1,119	—	(2,958)	—	318
Real estate construction	33	215	—	(15)	6	239
Real estate - residential	1,658	697	—	(383)	11	1,983
Home equity	971	596	—	(631)	5	941
Consumer loan	984	(27)	—	(390)	100	667
Other loans	58	28	(5)	—	—	81

Total	$9,067	$3,456	$(5)	$(5,836)	$133	$6,815

December 31, 2010

	Beginning Balance	Provisions	Other	Chargeoffs	Recoveries	Ending Balance
		(dollars in thousands)

Commercial	$449	$569	$4	$(59)	$3	$966
Real estate - commercial	1,541	1,216	10	(527)	—	2,240
Other real estate construction	1,205	952	—	—	—	2,157
Real estate construction	168	(58)	—	(78)	1	33
Real estate - residential	1,264	614	—	(222)	2	1,658
Home equity	213	854	—	(97)	1	971
Consumer loan	436	714	3	(206)	37	984
Other loans	—	58	—	—	—	58

Total	$5,276	$4,919	$17	$(1,189)	$44	$9,067

For the period ending December 31, 2009, the allowance for loan losses totaled $1.205M in the "other real estate construction" category. Approximately 62% of the amount reserved was allotted to one substandard relationship. During the course of 2010, additional provisions were reserved for this relationship as real estate values continued to face downward pressure. In addition, another large relationship was classified as impaired and reserves were allocated for a potential shortfall based on updated appraised value. For the period ending December 31, 2010, these two relationships accounted for 79% of the amount reserved in the allowance for loan losses for the "other real estate construction" category.

In April 2011, the Company moved one of the relationships to foreclosed real estate, and recorded a chargeoff to the allowance in the amount of $1.18M. This charge reduced the overall size of the allowance by approximately 36%. Subsequently, the second relationship was moved to foreclosed real estate, resulting in a further decrease in the allowance. These two relationships represent $2.562M, or 87% of the total amount that was charged off in the "other real estate construction" category for the year ending December 31, 2011. Both of these relationships were external participations on out-of-market properties. These two relationships constituted the largest portion of the Company's external participations in this loan category, and as a result, management feels it has substantially reduced the overall risk of the portfolio by recognizing a charge to the allowance and moving the properties to foreclosed real estate. The Company also continues to reduce exposure to the "other real estate construction" category, and saw a 40% decline in the overall size of the portfolio during the year.

The following tables shows period-end loans net of charge offs and reserve balances by loan class both individually and collectively evaluated for impairment at December 31, 2011 and 2010:

December 31, 2011

	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
		(dollars in thousands)

Commercial	$578	$1,980	$549	$43,927	$1,127	$45,907
Real estate - commercial	452	12,888	1,007	102,056	1,459	114,944
Other real estate construction	107	4,014	211	27,587	318	31,601
Real estate construction	202	1,095	37	4,448	239	5,543
Real estate - residential	1,001	11,877	982	89,970	1,983	101,847
Home equity	124	993	817	50,420	941	51,413
Consumer loan	119	242	548	14,468	667	14,710
Other loans	—	—	81	602	81	602

Total	$2,583	$33,089	$4,232	$333,478	$6,815	$366,567

December 31, 2010

	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
		(dollars in thousands)

Commercial	$399	$1,439	$567	$50,240	$966	$51,679
Real estate - commercial	1,384	20,321	856	84,802	2,240	105,123
Other real estate construction	1,818	10,355	339	41,915	2,157	52,270
Real estate construction	—	950	33	3,382	33	4,332
Real estate - residential	762	8,884	896	94,897	1,658	103,781
Home equity	136	1,065	835	50,969	971	52,034
Consumer loan	132	241	852	17,480	984	17,721
Other loans	—	—	58	739	58	739

Total	$4,631	$43,255	$4,436	$344,424	$9,067	$387,679

Past due loan information is used by management when assessing the adequacy of the allowance for loan loss. The following tables summarizes the past due information of the loan portfolio by class:

December 31, 2011

	Loans 30-89 Days Past Due	Loans 90 Days or More Past due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
		(dollars in thousands)

Commercial	$212	$329	$541	$45,366	$45,907	$—
Real estate - commercial	2,396	2,742	5,138	109,806	114,944	—
Other real estate construction	358	2,084	2,442	29,159	31,601	—
Real estate construction	—	—	—	5,543	5,543	—
Real estate - residential	2,341	2,441	4,782	97,065	101,847	—
Home equity	298	255	553	50,860	51,413	—
Consumer loan	208	11	219	14,491	14,710	—
Other loans	—	—	—	602	602	—

Total	$5,813	$7,862	$13,675	$352,892	$366,567	$—

December 31, 2010

	Loans 30-89 Days Past Due	Loans 90 Days or More Past due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
		(dollars in thousands)

Commercial	$666	$501	$1,167	$50,512	$51,679	$—
Real estate - commercial	1,728	8,702	10,430	94,693	105,123	—
Other real estate construction	206	7,975	8,181	44,089	52,270	—
Real estate 1 - 4 family construction	—	500	500	3,832	4,332	—
Real estate - residential	1,648	2,337	3,985	99,796	103,781	397
Home equity	110	75	185	51,849	52,034	—
Consumer loans	267	46	313	17,408	17,721	10
Other loans	—	—	—	739	739	—
Deferred cost / fees	—	—	—	90	90	—

Total	$4,625	$20,136	$24,761	$363,008	$387,769	$407

Once a loan becomes 90 days past due, the loan is automatically transferred to a nonaccrual status. The exception to this policy is credit card loans that remain in accruing 90 days or more until they are paid current or charged off.

The composition of nonaccrual loans by class as of December 31, 2011 and 2010 is as follows:

	2011	2010
	(dollars in thousands)

Commercial	$329	$501
Real estate - commercial	2,742	8,702
Other real estate construction	2,084	7,975
Real estate 1 - 4 family construction	—	500
Real estate - residential	2,441	1,940
Home equity	255	75
Consumer loans	11	36
Other loans	—	—

	$7,862	$19,729

Management uses a risk-grading program to facilitate the evaluation of probable inherent loan losses and to measure the adequacy of the allowance for loan losses. In this program, risk grades are initially assigned by the loan officers and reviewed and monitored by the lenders and credit administration on an ongoing basis. The program has eight risk grades summarized in five categories as follows:

Pass: Loans that are pass grade credits include loans that are fundamentally sound and risk factors are reasonable and acceptable. They generally conform to policy with only minor exceptions and any major exceptions are clearly mitigated by other economic factors.

Watch: Loans that are watch credits include loans on management's watch list where a risk concern may be anticipated in the near future.

Substandard: Loans that are considered substandard are loans that are inadequately protected by current sound net worth, paying capacity of the obligor or the value of the collateral pledged. All nonaccrual loans are graded as substandard.

Doubtful: Loans that are considered to be doubtful have all weaknesses inherent in loans classified substandard, plus the added characteristic that the weaknesses make the collection or liquidation in full on the basis of current existing facts, conditions and values highly questionable and improbable.

Loss: Loans that are considered to be a loss are considered to be uncollectible and of such little value that their continuance as bankable assets is not warranted.

The tables below summarize risk grades of the loan portfolio by class as of December 31, 2011 and 2010:

December 31, 2011

	Pass	Watch	Sub- standard	Doubtful	Total
		(dollars in thousands)

Commercial	$42,892	$1,670	$1,345	$—	$45,907
Real estate - commercial	95,699	7,971	11,274	—	114,944
Other real estate construction	26,256	745	4,600	—	31,601
Real estate 1 - 4 family construction	5,538	5	—	—	5,543
Real estate - residential	89,209	4,269	8,369	—	101,847
Home equity	49,743	861	809	—	51,413
Consumer loans	13,970	332	408	—	14,710
Other loans	602	—	—	—	602

Total	$323,909	$15,853	$26,805	$—	$366,567

December 31, 2010

	Pass	Watch	Sub- standard	Doubtful	Total
		(dollars in thousands)

Commercial	$50,108	$185	$1,386	$—	$51,679
Real estate - commercial	81,410	4,520	18,455	738	105,123
Other real estate construction	41,709	301	10,260	—	52,270
Real estate 1 - 4 family construction	3,381	—	951	—	4,332
Real estate - residential	94,077	1,787	7,917	—	103,781
Home equity	50,902	158	974	—	52,034
Consumer loans	17,458	102	129	32	17,721
Other loans	739	—	—	—	739

Total	$339,784	$7,053	$40,072	$770	$387,679

Loans that are in nonaccrual status or 90 days past due and still accruing are considered to be nonperforming. During 2012 nonperforming loans decreased from $19.7 million at December 31, 2010 to $7.9 million at December 31, 2011, a decrease of $11.8 million. The major contributor to this decrease was a increase foreclosures and the transfer into other real estate owned of $8.2 million. The Company also had a $1.6 million loan relationship that was current and performing that had slipped into nonaccrual during 2010. This relationship was transferred back out of nonaccrual during 2011 after a proven payment history was reestablished and has remained current since that time. The following tables show the breakdown between performing and nonperforming loans by class as of December 31, 2011 and 2010:

December 31, 2011

	Performing	Non- Performing	Total
	(dollars in thousands)

Commercial	$45,578	$329	$45,907
Real estate - commercial	112,202	2,742	114,944
Other real estate construction	29,517	2,084	31,601
Real estate 1 - 4 family construction	5,543	—	5,543
Real estate - residential	99,406	2,441	101,847
Home equity	51,158	255	51,413
Consumer loans	14,699	11	14,710
Other loans	602	—	602

Total	$358,705	$7,862	$366,567

December 31, 2010

	Performing	Non- Performing	Total
	(dollars in thousands)

Commercial	$51,178	$501	$51,679
Real estate - commercial	96,421	8,702	105,123
Other real estate construction	44,295	7,975	52,270
Real estate 1 - 4 family construction	3,832	500	4,332
Real estate - residential	101,444	2,337	103,781
Home equity	51,959	75	52,034
Consumer loans	17,675	46	17,721
Other loans	739	—	739

Total	$367,543	$20,136	$387,679

Loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement. If a loan is deemed impaired a specific valuation is done and a specific reserve is allocated if necessary. The tables below summarize the loans deemed impaired and the amount of specific reserves allocated by class as of December 31, 2011 and 2010 (unpaid principal balance was grossed up for chargeoffs):

December 31, 2011

	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Average Recorded Investment	Interest Income
		(dollars in thousands)

Commercial	$2,099	$889	$1,091	$578	$1,525	$93
Real estate - commercial	14,951	11,365	1,523	452	16,520	716
Other real estate construction	4,016	2,644	1,370	107	7,746	236
Real estate 1 - 4 family construction	1,095	501	594	202	1,249	53
Real estate - residential	11,877	7,231	4,646	1,001	10,137	616
Home equity	993	753	240	124	1,194	37
Consumer loans	242	49	193	119	280	16
Other loans	—	—	—	—	—	—

Total	$35,273	$23,432	$9,657	$2,583	$38,651	$1,767

December 31, 2010

	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Average Recorded Investment	Interest Income
		(dollars in thousands)

Commercial	$1,439	$918	$521	$399	$1,485	$68
Real estate - commercial	21,985	16,088	4,233	1,384	13,279	1,129
Other real estate construction	10,357	2,585	7,770	1,818	9,380	609
Real estate 1 - 4 family construction	950	950	—	—	1,100	46
Real estate - residential	8,884	5,118	3,766	762	7,257	461
Home equity	1,066	677	388	136	821	40
Consumer loans	241	23	218	132	367	16
Other loans	—	—	—	—	—	—

Total	$44,922	$26,359	$16,896	$4,631	$33,689	$2,369